Average Annual Total Returns (Vanguard Capital Opportunity Fund Participant:)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014	Russell Midcap Growth Index Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.95%	11.90%
Five Years	15.98%	16.94%
Ten Years	10.33%	9.43%